Commitments, Leases and Contingencies (Tables)	12 Months Ended
Sep. 28, 2024
Commitments, Leases and Contingencies [Abstract]
Lease Assets and Liabilities

Leases	Classification	2024	2023
Operating leases:
Operating lease right-of-use assets	Right-of-use asset	$602	$573
Current operating lease liabilities	Other current liabilities	123	105
Noncurrent operating lease liabilities	Operating lease liability	495	484
Finance leases:
Finance lease right-of-use assets	Property, plant, and equipment, net	$27	$23
Current finance lease liabilities	Current portion of long-term debt	6	7
Noncurrent finance lease liabilities	Long-term debt, less current portion	23	19

Lease Cash Flow and Lease Expense

Lease Type	Cash Flow Classification	Lease Expense Category	2024	2023
Operating leases	Operating cash flows	Lease cost	$133	$129
Finance leases	Operating cash flows	Interest expense	2	1
Finance leases	Financing cash flows	—	7	5
Finance leases	—	Amortization of right-of-use assets	6	6

Weighted Average Remaining Lease Terms and Discount Rates

	2024	2023
Weighted-average remaining lease term - operating leases	9 years	10 years
Weighted-average remaining lease term - finance leases	6 years	3 years
Weighted-average discount rate - operating leases	5.3%	5.1%
Weighted-average discount rate - finance leases	5.8%	4.5%